Investments (Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 25,452,525	¥ 27,070,710
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	[1]	948,886	821,730
Japanese government and corporate debt securities | Certificates of deposit ("CDs") and Asset-Backed Securities ("ABS")
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		158,446	165,602
Foreign government and corporate debt securities | CDs, ABS, and collateral loan obligations ("CLO")
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		201,952	142,543
U.S. agency securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		168,604	87,327
Japanese agency securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 780,282	¥ 734,403

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥87,327 million and ¥734,403 million, respectively, at March 31, 2015, and ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016. U.S. agency securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.